OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES AND ACCRUED EXPENSES [Text Block]

17. OTHER PAYABLES AND ACCRUED EXPENSES

As of December 31, 2017 and 2016, other payables and accrued expenses consist of:

	December 31,	December 31,
	2017	2016
Advances from unrelated third-parties (i)	$194,552	$1,045,140
Other taxes payable (ii)	2,772,560	924,861
Unrecognized tax benefits (iii)	433,000	433,000
Accrued professional fees	158,747	140,697
Amount due to employees (iv)	198,370	206,491
Other current liabilities	281,188	294,590
	$4,038,417	$3,044,779

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)

The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax. The increase in other taxes payable was mainly attributed to reassessment of prior years’ business tax, value added tax, land use tax, and other auxiliary taxes.

(iii)	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.